5. NOTES PAYABLE (December 2016 Note) (Details - Debt Maturities)	Dec. 31, 2016 USD ($)
Convertible Notes Payable [Abstract]
2017	$ 2,236,000
2018	1,000,000
2019	166,800
2020 and thereafter	525,000
Total	$ 3,927,800